Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands				2 Months Ended	6 Months Ended
	Jul. 25, 2024 USD ($) Item	Jul. 15, 2024 USD ($) $ / shares	Jul. 08, 2024 USD ($)	Sep. 12, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 02, 2024 USD ($)	Feb. 22, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 22, 2021 USD ($)
Subsequent Event [Line Items]
Sale price of vessel								$ 23,300	$ 12,990
Additions in property and equipment					$ 2,755	$ 308
Loss on extinguishment of debt					0	$ 748
Outstanding balance					491,066					$ 516,957
8.375% Senior Unsecured Bond [Member]
Subsequent Event [Line Items]
Loan amount					$ 125,000						$ 125,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Number of warrants exercised | shares				41,085
Issuance of new shares | shares				65,715
Proceeds from warrant exercises				$ 164
Subsequent Events [Member] | Bond Maturing July 2029 [Member]
Subsequent Event [Line Items]
Loan amount							$ 150,000
Loss on extinguishment of debt			$ 3,990
Subsequent Events [Member] | Nordea Refinance Of Two Loan Agreements [Member]
Subsequent Event [Line Items]
Number of loans refinanced | Item	2
Outstanding balance	$ 167,263
Subsequent Events [Member] | New Nordea Loan Agreement [Member]
Subsequent Event [Line Items]
Debt instrument term	6 years
Subsequent Events [Member] | New Nordea Loan Agreement [Member] | SOFR [Member]
Subsequent Event [Line Items]
Debt Instrument Basis Spread On Variable Rate1	2.00%
Series B Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends per share | $ / shares		$ 0.5546875
Dividends, Preferred Stock		$ 1,442